Capital and financial risk management - Financial risk management (Details) € in Millions	12 Months Ended
Mar. 31, 2021 EUR (€) item
Fair value of financial instruments
Number of times per year the Treasury Risk Committee meets | item	3
Bonds subject to financial covenant ratios	€ 0
Bonds Having Change Of Control Clause	35,000
EIB loans with financial covenant requirement	€ 350